Selected Statement of Operations Data (Details 3) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per ordinary share (''EPS''):
Weighted average number of shares issued and outstanding - used in computation of basic EPS	19,746	19,344	19,292
Add - incremental shares from assumed exercise of options	216	217	267
Weighted average number of shares used in computation of diluted EPS	19,962	19,561	19,559